Schedule of Shares Held by Key Management Personnel (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening Balance	1,173,947	868,436
Closing Balance	1,525,621	1,173,947	868,436
Option held by key management personnel [member]
IfrsStatementLineItems [Line Items]
Opening Balance	654,364	515,850
Issued	342,000	279,221	644,813
Expired		(106,078)
Exercised	(205,086)
Reverse share split		(34,629)	(128,963)
Closing Balance	791,278	654,364	515,850